Issued Capital and Reserves (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 03, 2022	May 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 07, 2022	Feb. 18, 2022	Feb. 08, 2022
Issued Capital and Reserves (Details) [Line Items]
Reverse recapitalization (in Shares)			7,768,964
Shares issued (in Shares)						75,000	75,000	400,000
Issuance of cost			$ 39,130,522	$ 26,462,637	$ 22,346,521
Shares outstanding (in Shares)				26,005,654
Share capital amount			$ 10,947,800
Exercise per share (in Dollars per share)			$ 11.5
Warrant to purchase			$ 500,000
Ordinary exercise per share (in Dollars per share)			$ 12
Principal amount			$ 575,000
Cashless			236,687
Class B [Member]
Issued Capital and Reserves (Details) [Line Items]
Issuance of cost			$ 96,483
New Anghami [Member]
Issued Capital and Reserves (Details) [Line Items]
Shares issued (in Shares)			197.3057
MEVP [Member]
Issued Capital and Reserves (Details) [Line Items]
Funds amounting		$ 650,000
Interest rates		9.00%
Alkonost Investment Ltd [Member]
Issued Capital and Reserves (Details) [Line Items]
Issuance of cost	$ 693,332
Funds amounting	$ 5,000,000
Interest rates	12.00%
Warrants [Member]
Issued Capital and Reserves (Details) [Line Items]
Shares issued (in Shares)			25,768,967			24,393	58,448	153,846
Shares outstanding (in Shares)			25,768,967